Related Party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivable from Related Parties, Current	$ 484	$ 5,027
Payable to Related Parties, Current	3,533	3,006
CMFG Life Insurance Company [Member]
Receivable from Related Parties, Current	476	5,001
Other Related Parties [Member]
Receivable from Related Parties, Current	8	26
Payable to Related Parties, Current	150	58
CUNA Brokerage Services, Inc [Member]
Payable to Related Parties, Current	$ 3,383	$ 2,948